Common and Preferred Stock (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Class of Stock Disclosures [Abstract]
Shares of common stock reserved for issuance under stock-based compensation plans	46,000,000
Common shares repurchased	20,300,000
Treasury shares re-issued	2,900,000
Preferred Stock, Shares Authorized	5,400,000	5,400,000
Preferred Stock, Par or Stated Value Per Share	$ 2.50	$ 2.50
Preferred Stock, Shares Issued	0	0